Government grants	12 Months Ended
Dec. 31, 2023
Government grants
Government Grants

22. Government Grants

During the year ended December 31, 2021 the Company received government grants through the Canada Emergency Wage Subsidy (“CEWS”), the Canada Emergency Rent Subsidy (“CERS”) and the National Research Council of Canada Industrial Research Assistance Program (“NRC IRAP”). The CEWS, CERS and the NRC IRAP were recognized as a reduction to general and administrative expenses.

	For the years ended December 31,
	2023	2022	2021
CEWS	$-	$-	$226,607
CERS	-	-	188,983
NRC IRAP	-	-	50,000
Government grants recognized	-	-	465,590